Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Due to customers for contract work	₩ 641,064	₩ 782,968
Advances received	1,130,910	1,183,108
Unearned revenue	49,805	7,121
Withholdings	233,981	221,940
Firm commitment liability	24,373	12,192
Others	10,174	33,590
Other current liabilities	2,090,307	2,240,919
Non-current
Advances received	148,081	357,981
Unearned revenue	42,992	18,440
Others	59,359	10,010
Other non-current liabilities	₩ 250,432	₩ 386,431